Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	5 Months Ended		9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair value assets transfers	$ 0	$ 0	$ 0	$ 0
Increase in fair value of liabilities	$ 2,400,000			$ 2,300,000